CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2013
CONVERTIBLE DEBT
CONVERTIBLE DEBT

11. CONVERTIBLE DEBT

        In December 2013, the Company issued and sold $600.0 (RUR 19,719 at the exchange rate as of sale date) in aggregate principal amount of 1.125% convertible senior notes due December 15, 2018 (the "Notes") at par. The Company also granted to the initial purchasers a right to purchase up to an additional $90.0 in aggregate principal amount of notes solely to cover over-allotments. Interest at an annual rate of 1.125% is payable semi-annually on June 15 and December 15 of each year, beginning on June 15, 2014. The Notes are convertible into cash, Class A shares of the Company or a combination of cash and Class A shares, at the Company's election, under circumstances described below, based on an initial conversion rate of 19.44 Class A shares per $1,000 principal amount of Notes (which represents an initial conversion price of approximately $51.45 per share), subject to adjustment on the occurrence of fundamental change as defined in the agreement. The Notes are convertible, at the option of the holder, prior to June 15, 2018, if i) the last reported sale price of the Class A shares for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days is greater than or equal to 130% of the conversion price on each applicable trading day; ii) during a 5 business day period after any 10 consecutive trading day period in which the trading price per $1,000 principal amount of notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of our Class A shares and the conversion rate on each such trading day; or iii) upon the occurrence of specified corporate events. On or after June 15, 2018, the Notes can be converted at the option of the holder regardless of the foregoing circumstances at any time until the close of business on the business day immediately preceding the maturity date of the Notes. The Company will not have the right to redeem the Notes prior to maturity, except in connection with certain changes in tax laws. As of December 31, 2013, none of the conditions allowing the conversion of the Notes had been met.

        The net proceeds to the Company from the sale of the Notes (excluding over-allotments) were approximately RUR 19,518 ($596.3). Debt issuance costs were approximately RUR 201 ($6.1), of which RUR 33 ($1.0) was allocated to additional paid-in capital and RUR 168 ($5.1) was allocated to deferred issuance costs and will be amortized as interest expense over the term of the Notes. As of December 31, 2013, unamortized deferred issuance cost was RUR 166 ($5.1).

        The Company separately accounts for the liability and equity components of the Notes. The carrying value of the liability component of RUR 16,475 ($503.4) as of the date of issuance was recognized at the present value of its cash flows using a discount rate of 4.84%, the Company's estimated borrowing rate at the date of the issuance for a similar debt instrument without the conversion feature. Debt discount is amortized using the effective interest method over the period from the origination date through the stated maturity date. The value of the equity component of RUR 3,245 ($99.1) as of the date of issuance was calculated by deducting the fair value of the liability component from the initial proceeds ascribed to the convertible debt instrument as a whole and was recorded as a debt discount. The carrying value of the equity component remains unchanged from the date of issuance.

        The carrying value of the Notes as of December 31, 2012 and 2013 consisted of the following:

	2012	2013	2013
	RUR	RUR	$
1.125% Convertible Senior Notes due December 2018	—	19,638	600.0
Unamortized debt discount	—	(3,209)	(98.0)

Total convertible debt	—	16,429	502.0

        The remaining unamortized debt discount of RUR 3,209 ($98.0) as of December 31, 2013 will be amortized over the remaining life of the Notes, which is approximately 5.0 years.

        The Company recognized RUR 25 ($0.8) as interest expenses related to the contractual interest coupon, amortization of the debt discount and issuance expenses for the year ended December 31, 2013. The effective interest rate on the liability component for the period was 5.0%.